Details of Company Organization - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Consolidated structured entities [Member]
Statement [Line Items]
Retail finance receivables	¥ 6,257,786	¥ 5,037,203
Secured debt	6,371,509	5,245,195
Unconsolidated structured entities [Member] | Other equity securities [Member]
Statement [Line Items]
Carrying value of investment trust securities	92,875	17,217
Unconsolidated structured entities [Member] | Debt securities [Member]
Statement [Line Items]
Carrying value of the special purpose entities	¥ 1,911,621	¥ 784,826